Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 3,650	$ 2,513	$ 2,607
Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	429	477	495
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	141	144	150
Hernán Somerville Senn [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	143	159	166
Hernán Somerville Senn [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	47	48	50
Patricio Gomez Sabaini | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	143	159	163
Patricio Gomez Sabaini | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	47	48	50
Domingo Cruzat Amunátegui [Member] | Enel Américas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	143	159	166
Domingo Cruzat Amunátegui [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 47	$ 48	$ 50